UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  11/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $       93,130
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGCO CORP                    COM            001084102      475    10,000 SH       DEFINED    01          10,000      -    -
ALLIED WRLD ASSUR COM HLDG A SHS            H01531104    1,931    25,000 SH       DEFINED    01          25,000      -    -
ALLSTATE CORP                COM            020002101    1,347    34,000 SH       DEFINED    01          34,000      -    -
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    2,073    68,000 SH       DEFINED    01          68,000      -    -
BITAUTO HLDGS LTD            SPONSORED ADS  91727107     3,566   794,310 SH       DEFINED    01         794,310      -    -
BLUEPHOENIX SOLUTIONS LTD    SHS NEW        M20157117    1,410   357,843 SH       DEFINED    01         357,843      -    -
BORGWARNER INC               COM            099724106      968    14,000 SH       DEFINED    01          14,000      -    -
CHEVRON CORP NEW             COM            166764100    1,364    11,700 SH       DEFINED    01          11,700      -    -
CHINA MOBILE LIMITED         SPONSORED ADR  16941M109    1,414    25,535 SH       DEFINED    01          25,535      -    -
CHINAEDU CORP                SPONS ADR      16945L107    9,133 1,497,136 SH       DEFINED    01       1,497,136      -    -
EATON CORP                   COM            278058102    1,891    40,000 SH       DEFINED    01          40,000      -    -
EMAGIN CORP                  COM NEW        29076N206    3,729   905,200 SH       DEFINED    01         905,200      -    -
ENBRIDGE ENERGY PARTNERS L P COM            29250R106      927    31,500 SH       DEFINED    01          31,500      -    -
FLOTEK INDS INC DEL          COM            343389102   10,884   859,000 SH       DEFINED    01         859,000      -    -
HALLIBURTON CO               COM            406216101    1,988    59,000 SH       DEFINED    01          59,000      -    -
HARTFORD FINL SVCS GROUP INC COM            416515104    1,482    76,250 SH       DEFINED    01          76,250      -    -
HI-CRUSH PARTNERS LP         COM UNIT LTD   428337109    1,430    65,000 SH       DEFINED    01          65,000      -    -
ICICI BK LTD                 ADR            45104G104    2,649    66,000 SH       DEFINED    01          66,000      -    -
INTEL CORP                   COM            458140100    1,121    49,500 SH       DEFINED    01          49,500      -    -
IRELAND BK                   SPNSRD ADR NEW 46267Q202    2,062   373,600 SH       DEFINED    01         373,600      -    -
ISHARES TR                   HIGH YLD CORP  464288513   11,330   122,750 SH       DEFINED    01         122,750      -    -
JOY GLOBAL INC               COM            481165108    1,121    20,000 SH       DEFINED    01          20,000      -    -
JPMORGAN CHASE & CO          COM            46625H100    1,619    40,000 SH       DEFINED    01          40,000      -    -
KINDER MORGAN INC DEL        COM            49456B101    1,154    32,500 SH       DEFINED    01          32,500      -    -
METLIFE INC                  COM            59156R108      896    26,000 SH       DEFINED    01          26,000      -    -
MICROSOFT CORP               COM            594918104    1,278    42,950 SH       DEFINED    01          42,950      -    -
MORGAN STANLEY               COM NEW        617446448    2,678   160,000 SH       DEFINED    01         160,000      -    -
NOKIA CORP                   SPONSORED ADR  654902204      258   100,000 SH       DEFINED    01         100,000      -    -
NOVA MEASURING INSTRUMENTS L COM            M7516K103    2,408   308,782 SH       DEFINED    01         308,782      -    -
OCCIDENTAL PETE CORP DEL     COM            674599105    1,463    17,000 SH       DEFINED    01          17,000      -    -
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503105    1,376    15,600 SH       DEFINED    01          15,600      -    -
PLATINUM UNDERWRITER HLDGS L COM            G7127P100    2,248    55,000 SH       DEFINED    01          55,000      -    -
PRUDENTIAL FINL INC          COM            744320102      872    16,000 SH       DEFINED    01          16,000      -    -
RACKSPACE HOSTING INC        COM            750086100    3,305    50,000     PUT  DEFINED    01          50,000      -    -
RED LION HOTELS CORP         COM            756764106    1,124   179,890 SH       DEFINED    01         179,890      -    -
TRAVELERS COMPANIES INC      COM            89417E109    4,243    62,155 SH       DEFINED    01          62,155      -    -
VALIDUS HOLDINGS LTD         COM SHS        G9319H102    1,870    55,145 SH       DEFINED    01          55,145      -    -
XL GROUP PLC                 SHS            G98290102    2,043    85,000 SH       DEFINED    01          85,000      -    -